Significant accounting estimates and assumptions_Impairment of financial instruments (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of how forward-looking information has been incorporated into determination of expected credit losses	Allowance for credit losses is determined by the estimation of the expected cash flows for each borrower for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance, provisions for guarantees and provisions for unused loan commitment. The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions. Probability of default (PD) and Loss given default (LGD) for each category of financial asset is being calculated by considering factors such as debtor type, credit rating and portfolio. The estimates are regularly being reviewed in order to reduce discrepancies with actual losses. In measuring the expected credit losses, the Group is also using reasonable and supportable macroeconomic indicators such as economic growth rates, interest rates, market index rates, etc., in order to forecast future economic conditions. The Group is conducting the following procedures to estimate and apply future economic forecast information. - Development of prediction models by analyzing the correlation between default rates of corporate and retail exposures per year and macroeconomic indicators - Calculation of predicted default rate incorporating future economic forecasts by applying estimated macroeconomic indicators provided by verified institutions such as Bank of Korea and National Assembly Budget Office to the prediction model developed
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	At the end of every reporting period, the Group evaluates whether credit risk reflecting forward-looking information has significantly been increased since the date of initial recognition. When evaluating whether credit risk has significantly been increased, the changes in the probability of default over the financial instrument's remaining life is used instead of changes in the amount of expected credit losses. The Bank performs the above evaluation with distinctions made to corporate and retail exposures, and indicators of significant increase in credit risk are as follows: Asset quality level 'Precautionary' or lower, More than 30 days past due, 'Warning' level in early warning system, Debtor experiencing financial difficulties(Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors) and Significant decrease in credit rating. Determining whether there has been a significant decrease in the credit rating of corporate and retail exposures applies only to credit ratings that are measured through 12-month expected credit loss. The Woori Bank, which is an important subsidiary of the Group, has applied the above indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored. The Group sees no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A+ or higher, which are deemed to have low credit risk at the end of the reporting period.
Information on how entity determined that financial assets are credit-impaired financial assets	The Group concludes that credit is impaired when financial assets are under conditions stated below: - When principal of loan is overdue for 90 days or longer due to significant deterioration in credit - For loans overdue for less than 90 days, when it is determined that not even a portion of the loan will be recovered unless claim actions such as disposal of collaterals are taken - When other objective indicators of impairment has been noted for the financial asset
Information on entity's write-off policy	The Group determines which loan is subject to write-off in accordance with internal guidelines, and writes off loan receivables when it is determined that the loans are practically irrecoverable. For example, loans are practically irrecoverable when application is made for rehabilitation under the Debtor Rehabilitation and Bankruptcy Act and loans are confirmed as irrecoverable by the court's decision to waive debtor's obligation, or when it is impossible to recover the loan amount through legal means such as auctioning of debtor's assets or through any other means of recovery available. Notwithstanding the write-off, the Group may still exercise its right of collection after the asset has been written off in accordance with its collection policies.
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to measure 12-month and lifetime expected credit losses	Expected credit losses due to possible defaults on financial instruments within a 12-month period from the year-end. Credit risk may be considered not to have been significantly increased when credit risk is low at year-end
Stage 2
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to determine whether credit risk of financial instruments have increased significantly since initial recognition	Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.
Stage 3
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Description of basis of inputs and assumptions and estimation techniques used to determine whether financial asset is credit-impaired financial asset	Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.